CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (5,476)	$ 1,980,736	$ 2,047,910	$ 3,244,206
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	0	(3,075,200)	(2,545,200)	(4,297,300)
Transaction costs incurred in connection with IPO	0		86,544	86,544
Interest earned on marketable securities held in Trust Account	0	(157,895)	(4,424)	(10,281)
Changes in operating assets and liabilities:
Prepaid expenses	(400,000)	78,333	104,014	200,834
Accrued expenses	4,882	129,223	182,798	435,363
Net cash used in operating activities	(400,594)	(1,044,803)	(128,358)	(340,634)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(116,150,000)	(116,150,000)
Net cash used in investing activities			(116,150,000)	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid			114,000,000	114,000,000
Proceeds from sale of Private Placements Warrants		0	4,120,000	4,120,000
Proceeds from sale of Unit Purchase Option			100	100
Proceeds from promissory note	600,000	330,000
Repayment of promissory note-related party			(600,000)	(600,000)
Payment of offering costs	(122,110)		(402,352)	(407,352)
Net cash provided by financing activities	502,890	330,000	117,117,748	117,112,748
Net Change in Cash	102,296	(714,803)	839,390	622,114
Cash - Beginning of period		724,410	102,296	102,296
Cash - End of period	$ 102,296	$ 9,607	941,686	$ 724,410
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs			5,000
Accretion for Class A common stock to redemption amount			$ 7,606,206